AXP(SM)
                                                                   Equity Select
                                                                            Fund
                                                              1999 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) ruler

AXP Equity Select Fund seeks to provide shareholders with growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objectives, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (logo)
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Budding  Blue Chips
When most people think of stocks, they tend to focus on the notable names in American business -- the blue chips, as they're known. But there's another group of companies that, though smaller and less well-known, boast impressive business histories. These mid-size companies, which we call "budding blue chips," are the foundation of AXP Equity Select Fund. Often, they enjoy a dominant position in their business. For an investor, this means an opportunity to participate in the growth that's likely for these companies and the potential for rising stock prices.

AXP EQUITY SELECT FUND       (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                       4
From the Portfolio Manager              4
Fund Facts                              6
The 10 Largest Holdings                 7
Making the Most of the Fund             8
The Fund's Long-term Performance        9
Independent Auditors' Report           11
Financial Statements                   12
Notes to Financial Statements          15
Investments in Securities              23
Federal Income Tax Information         29

2000 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       5p
Fees and Expenses                      7p
Management                             8p
Buying and Selling Shares              8p
Valuing Fund Shares                    8p
Investment Options                     9p
Purchasing Shares                     10p
Transactions through Third Parties    13p
Sales Charges                         13p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Other Information                     25p
Financial Highlights                  26p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,


Arne H. Carlson

(picture of) Betty J. Tebault
Betty J. Tebault
Portfolio manager

From the Portfolio Manager

AXP Equity Select Fund enjoyed a productive fiscal year, as it took advantage of strong rallies by the stock market. For the 12 months -- December 1998 through November 1999 -- the total return for the Fund's Class A shares (excluding the sales charge) was 28.70%. (In comparison, the Standard & Poor's 500 Index, an unmanaged index of stocks commonly used to gauge the performance of the stock market as a whole, returned 20.92% during that time.)

AXP EQUITY SELECT FUND       (This annual report is not part of the prospectus.)

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The period  could  hardly  have  gotten off to a better  start.  Buoyed by three reductions in short-term interest rates by the Federal Reserve during the fall of 1998, as well as ongoing economic strength and continued reports of low inflation, the stock market responded with a December surge that set the stage for a gain of nearly 12% by the Fund.

After a modest setback in the following months, the market and the Fund got back on the positive track during the spring and early summer. Although renewed concern about inflation and interest rates led to a retreat during the late summer and early fall, a sharp rebound in October and November allowed the period to end on a positive note.

GROWTH IS GOOD
As has been the case in recent years, the market's gains were, for the most part, driven by a relatively small number of large-capitalization growth stocks. While that sometimes worked to the disadvantage of the Fund, whose main emphasis is on mid-cap stocks, the portfolio did include some large-cap names that experienced substantial gains. Also benefiting the Fund was a mid-period change in its investment goal from growth of capital and income to solely growth of capital.

On a sector basis, holdings in technology, electronics, media and biotechnology made the biggest contributions to the Fund's performance. Providing either negative or lackluster results were stocks in the food, financial services and drug-retailing groups.

Looking at changes to the portfolio, I did a fair amount of stock-trading in order to bring the Fund more firmly into the mid-cap category. This re-positioning effort included the addition of some biotechnology, electronics and Internet-related stocks, sectors that boasted very strong earnings growth and were previously under-represented in the portfolio. Concurrently, I reduced exposure to stocks of companies with relatively steady earnings patterns or which were vulnerable to rising interest rates.

As we begin the new fiscal year, I'm encouraged by the improved performance of mid-cap stocks in recent months. That could indicate that the stock market is "broadening out" -- that is, a greater variety of stocks are beginning to participate in market upturns. If so, I expect that a continuation of the trend would benefit the Fund.


Betty J. Tebault

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                         $16.90
Nov. 30, 1998                                                         $14.59
Increase                                                              $ 2.31

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                           $ 0.01
From capital gains                                                    $ 1.51
Total distribution                                                    $ 1.52

Total return*                                                        +28.70%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                         $16.46
Nov. 30, 1998                                                         $14.34
Increase                                                              $ 2.12

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                           $   --
From capital gains                                                    $ 1.51
Total distribution                                                    $ 1.51

Total return*                                                        +27.69%**

Class Y -- 12-month performance

(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                         $16.94
Nov. 30, 1998                                                         $14.60
Increase                                                              $ 2.34

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                           $ 0.01
From capital gains                                                    $ 1.51
Total distribution                                                    $ 1.52

Total return*                                                        +28.90%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP EQUITY SELECT FUND       (This annual report is not part of the prospectus.)
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The 10 Largest Holdings

                                        Percent                  Value
                                    (of net assets)      (as of Nov. 30, 1999)
 Immunex                                   4.18%             $61,661,249
 JDS Uniphase                              2.95               43,462,499
 Cisco Systems                             2.85               41,918,124
 Mettler-Toledo Intl                       2.74               40,434,562
 Infinity Broadcasting Cl A                2.62               38,646,705
 Lamar Advertising                         2.53               37,293,750
 America Online                            2.53               37,215,999
 Solectron                                 2.42               35,668,375
 Tyco Intl                                 2.29               33,676,538
 Costco Wholesale                          2.27               33,465,937

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 27.38% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP EQUITY SELECT FUND       (This annual report is not part of the prospectus.)

The Fund's Long-term Performance
How $10,000 has grown in AXP Equity Select Fund

$50,000
                                               AXP Equity Select Fund Class A x
$40,000
                                                           xS&P 500 Index
$30,000                                                 xLipper      xS&P MidCap
                                                         Multi-Cap    400 Index
$20,000                                                  Growth Funds
                                                         Index
$10,000                            xRussell Midcap(tm)
            x                       Growth Index
$ 9,500
--------------------------------------------------------------------------------
          '89  '90    91    '92    '93   '94   '95   '96    '97     '98     '99

Average annual total returns (as of Nov. 30, 1999)
                                                                       Since
                 1 year           5 years          10 years         inception*
 Class A         +22.26%          +22.31%          +15.30%                --%
 Class B         +23.69%              --%              --%            +22.59%
 Class Y         +28.90%              --%              --%            +23.89%

*Inception date was March 20, 1995.

Assumes: Holding period from 12/1/89 to 11/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $26,838. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total returncompared to four widely cited performance indexes, the Standard &Poor's MidCap 400 Index (S&PMidCap 400 Index), the Russell MidcapTM Growth Index, the Lipper Multi-Cap Growth Funds Index, and the Standard & Poor's 500 Index (S&P 500 Index). Recently, the Fund changed its comparative index from the S&P 500 Index to the S&P MidCap 400 Index. The Fund changed indexes because the new index more closely represents the Fund's focus on medium-sized holdings. In comparing AXP Equity Select Fund (Class A) to the four indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Fund may invest in stocks that may not be listed in the Index.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Russell MidcapTM Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

The Lipper Multi-Cap Growth Funds Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

AXP EQUITY SELECT FUND       (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #89  to
Registration Statement No. 2-13188 filed on or about Jan. 27, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Equity Select Fund, Inc.
Fiscal year ended Nov. 30, 1999

Class A

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01110

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.51140
Total distributions                           $1.52250

Class B

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.51140
Total distributions                           $1.51140

Class Y

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01198

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.51140
Total distributions                           $1.52338

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999
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American
Express(R)
Funds

AXP Equity Select Fund
IDS Tower 10
Minneapolis, MN 55440-0010

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN EXPRESS (logo)

S-6426 R (1/00)
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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.